Financial instruments, risk management and capital management (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments, risk management and capital management
Schedule of financial assets and financial liabilities

	As of December 31,
(in thousands)	2023	2022
Financial assets measured at amortized cost
Cash and cash equivalents (Note 14)	$44,231	$100,333
Investments (Note 13)	51,340	32,535
Other non-current assets and security deposits	319	809
Receivables and other	1,459	3,254
Total financial assets	$97,349	$136,931

Financial liabilities measured at amortized cost
Borrowings (Note 16)	$5,282	$4,640
Trade payables and other (Note 17)	4,446	3,965
Accrued expenses and other current liabilities (Note 18)	4,773	8,193
Lease liabilities (Note 12)	1,031	810
Total financial liabilities	$15,532	$17,608